EQ ADVISORS TRUSTSM

SUPPLEMENT DATED JANUARY 22, 2013 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2012, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information dated May 1, 2012, as supplemented of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding the EQ/Franklin Core Balanced Portfolio of the Trust.

Information Regarding

EQ/Franklin Core Balanced Portfolio

Charles B. Johnson no longer serves as a portfolio manager of the Active Allocated Portion of the EQ/Franklin Core Balanced Portfolio.

Reference to Charles B. Johnson in the “Who Manages the Portfolio – Adviser: Franklin Advisers, Inc. – Portfolio Managers” section of the Prospectus hereby is deleted in its entirety.

References to Charles B. Johnson contained in the “Management of the Trust – The Advisers – Franklin Advisers, Inc.” section of the Prospectus hereby are deleted in their entirety.

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References to Charles B. Johnson contained in “Appendix C – Portfolio Manager Information” of the Statement of Additional Information with respect to the EQ/Franklin Core Balanced Portfolio hereby are deleted in their entirety.

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